Income tax benefit/(expense)	12 Months Ended
Dec. 31, 2019
Income tax benefit/(expense)
Income tax benefit/(expense)

10          Income tax benefit/(expense)

The income tax benefit/(expense) of the Group for the years ended December 31, 2017, 2018 and 2019 is analyzed as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Current income tax	(87)	(99)	(5,157)
Deferred income tax	369,764	(26,370)	80,081
Income tax benefit/(expense)	369,677	(26,469)	74,924

The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the statutory tax rate applicable to loss of the consolidated entities as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Loss before income tax	976,633	1,163,816	1,762,236
Tax calculated at PRC statutory income tax rate of 25%	244,158	290,954	440,559
Differential of income tax rates applicable to subsidiaries	—	(179,909)	(120,179)
Expense not deductible for tax purposes	(2,909)	(85,795)	(53,578)
Incomes not subject to tax	—	7,549	9,022
Tax losses and temporary differences for which no deferred income tax asset was recognized	—	(221)	(170,868)
Deferred tax assets recognized for previously unrecognized tax losses and temporary differences	128,428	—	—
Derecognization of deferred tax assets on tax losses	—	(60,337)	(40,668)
Additional deductible allowance for research and development expenses	—	407	2,936
Adjustments for current tax of prior periods	—	883	—
Utilization of previously unrecognized tax losses	—	—	7,700
Income tax benefit/(expense)	369,677	(26,469)	74,924

The unused tax losses for the years ended December 31, 2018 and 2019 is analyzed as follows:

	At December 31,
	2018	2019
	RMB’000	RMB’000
Unused tax losses for which no deferred tax asset has been recognized	244,027	1,133,461

The expiry dates of the unused tax losses not recognized as deferred tax assets for the years ended December 31, 2018 and 2019 are listed as follows:

	At December 31,
	2018	2019
	RMB’000	RMB’000
Year 2022	241,348	277,048
Year 2023	—	121,521
Year 2024	—	448,605

Notes:

(a)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in Mainland China has been calculated at the tax rate of 25%, unless preferential tax rates were applicable.

Shenzhen OneConnect, Vantage Point Technology, BER Technology and Shenzhen CA as subsidiaries of the Group, were established in mainland China. They were eligible for preferential tax policies applicable for the qualification of “High and New Technology Enterprise”, and were entitled to a preferential income tax rate of 15%.

(b)	Cayman Islands Income Tax

The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax.

(c)	Hong Kong Income Tax

The Hong Kong income tax rate is 16.5%.  No Hong Kong profits tax was provided for as there was no estimated assessable profit that was subject to Hong Kong profits tax during the years ended December 31, 2017, 2018 and 2019.

(d)	Singapore Income Tax

The Singapore income tax rate is 17%.  No Singapore profits tax was provided for as there was no estimated taxable profits that was subject to Singapore profits tax during the years ended December 31, 2017, 2018 and 2019.

(e)	Indonesia Income Tax

The income tax provision in respect of the Group’s operations in Indonesia was calculated at the tax rate of 0.5% on the gross revenue for the year ended December 31, 2018 and 2019

(f)	PRC Withholding Tax (“WHT”)

According to the EIT Law, distribution of profits earned by PRC companies since January 1, 2008 to overseas investors is subject to withholding tax of 5% or 10%, depending on the region of incorporation of the overseas investor, upon the distribution of profits to overseas‑incorporated immediate holding companies.

During the years ended December 31, 2017, 2018 and 2019, no deferred income tax liability on WHT was accrued because the subsidiaries of the Group were loss making.